Goodwill and Other Intangible Assets - Other intangibles, net (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Mar. 28, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019
Goodwill and Other Intangible Assets:
Intangible assets, gross	$ 1,149,179		$ 1,149,179		$ 1,117,400	$ 1,114,490
Less: Accumulated amortization	322,230		322,230		291,434	232,060
Other intangibles, net	826,949		826,949		$ 825,966
Amortization expense	15,414	$ 14,865	30,323	$ 29,713
Minimum
Goodwill and Other Intangible Assets:
Estimated Useful Life					5 years
Maximum
Goodwill and Other Intangible Assets:
Estimated Useful Life					20 years
Customer relationships
Goodwill and Other Intangible Assets:
Intangible assets, gross	966,515		$ 966,515		$ 941,648	941,305
Customer relationships | Minimum
Goodwill and Other Intangible Assets:
Estimated Useful Life			13 years		13 years
Customer relationships | Maximum
Goodwill and Other Intangible Assets:
Estimated Useful Life			20 years		20 years
Trademarks - Other
Goodwill and Other Intangible Assets:
Intangible assets, gross	29,000		$ 29,000		$ 26,400	$ 26,700
Trademarks - Other | Minimum
Goodwill and Other Intangible Assets:
Estimated Useful Life			7 years		5 years
Trademarks - Other | Maximum
Goodwill and Other Intangible Assets:
Estimated Useful Life			15 years		15 years
Technology and patents
Goodwill and Other Intangible Assets:
Intangible assets, gross	67,774		$ 67,774		$ 63,749
Technology and patents | Minimum
Goodwill and Other Intangible Assets:
Estimated Useful Life			7 years
Technology and patents | Maximum
Goodwill and Other Intangible Assets:
Estimated Useful Life			12 years
Trademarks - Indefinite
Goodwill and Other Intangible Assets:
Intangible assets, gross	$ 85,890		$ 85,890		$ 85,603